LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of lease rental receivables

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Current assets:
Direct financing leases	613,439	570,182	81,902
Sales-type leases	—	80,730	11,596
	613,439	650,912	93,498
Non-current assets:
Direct financing leases	1,431,441	859,936	123,522
Sales-type leases	—	217,840	31,291
	1,431,441	1,077,776	154,813
Total	2,044,880	1,728,688	248,311

Schedule of net investment in direct financing and sales-type leases

	As at December 31
	2018	2019	2019
	RMB	RMB	US$

Total minimum lease payments receivable	2,340,674	1,963,359	282,019
Less: Executory costs	—	—	—
Minimum lease payments receivable	2,340,674	1,963,359	282,019
Less: Allowance for un-collectables	—	(11,014)	(1,582)
Net minimum lease payments receivable	2,340,674	1,952,345	280,437
Unguaranteed residuals	—	—	—
Less: Unearned income	(295,794)	(223,657)	(32,126)
Net investment in financing leases	2,044,880	1,728,688	248,311
Current portion	613,439	650,912	93,498
Non-current portion	1,431,441	1,077,776	154,813

Schedule of future minimum lease payments to be received

	As at December 31	As at December 31
	2018	2019
	RMB	RMB	US$
For the year ending December 31, 2020	748,377	762,491	109,525
For the year ending December 31, 2021	735,913	605,661	86,998
For the year ending December 31, 2022	475,313	318,962	45,816
For the year ending December 31, 2023	214,554	158,503	22,768
For the year ending December 31, 2024	107,120	71,383	10,254
Thereafter	59,397	35,345	5,076
Total minimum lease payments	2,340,674	1,952,345	280,437
Unearned income	(295,794)	(223,657)	(32,126)
Net investment in direct financing and sales-type leases	2,044,880	1,728,688	248,311

Schedule of components of lease cost

	For the year ended December 31, 2019
	RMB	US$
Operating lease cost	1,272,499	182,784
Short-term lease cost	126,840	18,219
Financing lease cost:
Amortization of ROU assets	3,390	487
Interest	304	44

Total lease cost	1,403,033	201,534

Schedule of other information about leases for lessee

	For the year ended December 31, 2019
Other information	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,288,410	185,069
Operating cash flows from financing leases	304	44
Financing cash flows from financing leases	1,215	175
ROU assets obtained in exchange for new operating lease liabilities	1,583,430	227,445
ROU obtained in exchange for new finance lease liabilities	1,054	151
Weighted-average remaining lease term (in years):
Operating leases	5.38
Financing leases	2.75
Weighted-average discount rate:
Operating leases	7.78%
Financing leases	7.38%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31,2020	1,343,383	192,965	1,643	236
For the year ended December 31,2021	1,112,846	159,850	1,399	201
For the year ended December 31,2022	921,212	132,324	619	89
For the year ended December 31,2023	779,506	111,969	506	73
For the year ended December 31,2024	566,235	81,335	38	5
Thereafter	948,275	136,211	—	—
Total minimum lease payments	5,671,457	814,654	4,205	604
Less: imputed interest	1,153,571	165,700	770	110
Total lease liability balance	4,517,886	648,954	3,435	494

Minimum payments related to leases not yet commenced as of December 31, 2019	310,004	44,529	—	—